Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales	₩ 12,751,894	₩ 11,239,938	₩ 11,746,815
Other sales	153,870	169,401	310,188
Purchase of material	3,913,323	2,882,146	2,659,136
Purchase of fixed assets	829,730	741,739	978,230
Outsourced processing cost	650,170	610,018	612,041
Other purchases	428,940	388,292	404,065
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	3,328	29,511	4,441
Other sales	71	16,661	145
Purchase of material		8	19
Purchase of fixed assets	151,639	183,768	427,760
Outsourced processing cost	32		2,250
Other purchases	18,352	24,511	37,488
POSCO Processing & Service [member]
Disclosure of transactions between related parties [line items]
Sales	298,781	1,212,220	1,074,826
Other sales	1	5,778	24
Purchase of material	113,628	549,803	437,626
Purchase of fixed assets	4,595	2,896
Outsourced processing cost	8,309	22,704
Other purchases	404	2,445	2,281
POSCO COATED & COLOR STEEL Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	417,369	326,078	380,626
Other sales	3,533	2,560
Outsourced processing cost	8,483	12,232	9,359
Other purchases	106	126	104
POSCO ICT [member]
Disclosure of transactions between related parties [line items]
Sales	1,697	1,224	1,259
Other sales	5,097	727	7
Purchase of fixed assets	315,748	219,301	210,877
Outsourced processing cost	29,773	32,456	29,612
Other purchases	183,226	171,107	182,745
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	1
Other sales	30	5
Purchase of material	330,921	278,016	261,989
Purchase of fixed assets	8,215	9,836	6,501
Outsourced processing cost	139	212	130
Other purchases	26,023	19,436	22,017
POSCO CHEMTECH [member]
Disclosure of transactions between related parties [line items]
Sales	359,862	319,164	436,594
Other sales	33,076	33,784	30,343
Purchase of material	479,896	502,448	519,956
Purchase of fixed assets	23,043	14,847	9,515
Outsourced processing cost	296,296	290,427	297,183
Other purchases	6,860	5,139	1,773
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales	179,966	187,311	188,458
Other sales	1,456	1,382	1,359
Other purchases	2	7	6
POSCO DAEWOO Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	5,214,127	3,227,716	3,505,187
Other sales	35,182	34,341	34,334
Purchase of material	550,258	92,203	46,675
Purchase of fixed assets	221
Outsourced processing cost	44,108	343
Other purchases	1,948		480
POSCO Thainox Public Company Limited [member]
Disclosure of transactions between related parties [line items]
Sales	218,005	237,471	268,576
Other sales	9,780	2,915	10
Purchase of material	10,168	9,593	5,147
Outsourced processing cost		19
Other purchases		548	34
POSCO America Corporation [member]
Disclosure of transactions between related parties [line items]
Sales	345,225	469,543	624,549
Other sales			6
Purchase of material	90	284
Other purchases	1,776	1,103	725
POSCO Canada Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	439	275
Other sales	690
Purchase of material	278,915	148,528	111,243
POSCO Asia Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,949,354	1,758,080	1,822,932
Other sales	1,454	1,373	960
Purchase of material	365,025	403,174	269,086
Purchase of fixed assets	337	247
Outsourced processing cost	1,625	939	513
Other purchases	4,982	3,602	2,273
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	161,803	135,405	118,845
Other purchases	176	525	220
POSCO JAPAN Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,436,159	1,112,489	1,051,910
Other sales	20	128	9,383
Purchase of material	26,256	23,217	25,957
Purchase of fixed assets	621	3,744	2,278
Outsourced processing cost		345	201
Other purchases	44,829	3,841	2,754
POSCO-VIETNAM Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Sales	212,883	226,063
Other sales		445
Other purchases	7
POSCO MEXICO S.A. DE C.V. [member]
Disclosure of transactions between related parties [line items]
Sales	276,387	274,210	270,184
Other sales		462	80
Other purchases	1,749		11
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Sales	467,206	355,829	421,244
Other sales		2,613	752
Other purchases	65	93	31
POSCO(Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	192,467	149,911
Others [member]
Disclosure of transactions between related parties [line items]
Sales	932,048	766,263	867,334
Other sales	10,073	22,717	14,474
Purchase of material	262,828	207,601	223,393
Purchase of fixed assets	25,270	62,202	113,769
Outsourced processing cost	240,687	212,344	212,539
Other purchases	118,665	145,562	129,506
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Sales	12,667,107	11,160,350	11,680,733
Other sales	100,463	125,892	268,980
Purchase of material	2,417,985	2,214,877	2,180,042
Purchase of fixed assets	529,689	496,841	895,892
Outsourced processing cost	629,452	592,579	608,109
Other purchases	409,170	380,144	399,389
POSCO TMC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales		219,489	263,242
Purchase of material		2
Outsourced processing cost		863	1,497
Other purchases		1,177	1,560
POSCO AST [Member]
Disclosure of transactions between related parties [line items]
Sales		152,098	362,658
Other sales		1	15
Purchase of material			4,115
Outsourced processing cost		19,695	39,175
Other purchases		922	1,611
POSHIMETAL Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Sales			10,777
Other sales			151
Purchase of material			145,165
Other purchases			46
SeAH Changwon Integrated Special Steel [member]
Disclosure of transactions between related parties [line items]
Sales			2,811
Other sales			176,904
Purchase of material			8,239
Outsourced processing cost			515
Other purchases			75
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales			4,280
Other sales			33
Purchase of material			2,544
Purchase of fixed assets			125,192
Outsourced processing cost			15,135
Other purchases			13,649
PT. KRAKATAU POSCO [member]
Disclosure of transactions between related parties [line items]
Purchase of material			118,888
POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	2,947	2,245	147
Other sales	112	48	14
Purchase of material	5,487	3,533	1,017
Purchase of fixed assets	300,041	244,898	82,338
Outsourced processing cost	20,718	16,812	3,513
Other purchases	19,763	8,146	4,676
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	6,734	6,004	4,673
Other sales	712	1,042	594
Purchase of material	554,151	487,395	422,420
Other purchases	4	2
POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of transactions between related parties [line items]
Sales	52,779	44,686	26,379
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material	697,096
CSP - Compania Siderurgica do Pecem [Member]
Disclosure of transactions between related parties [line items]
Sales	7,384
Purchase of material	159,501
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	14,943	26,625	28,841
Other sales	52,583	13,122	40,600
Purchase of material	79,103	175,246	51,855
Other purchases	3
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	84,787	79,588	66,082
Other sales	53,407	43,509	41,208
Purchase of material	1,495,338	667,269	479,094
Purchase of fixed assets	300,041	244,898	82,338
Outsourced processing cost	20,718	17,439	3,932
Other purchases	₩ 19,770	8,148	4,676
SeAH Changwon Integrated Special Steel [member]
Disclosure of transactions between related parties [line items]
Sales		28	6,042
Purchase of material		1,095	3,802
Outsourced processing cost		627	₩ 419
KOBRASCO [member]
Disclosure of transactions between related parties [line items]
Other sales		₩ 29,297